Employee Benefit Plans - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 22, 2021	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure
401(k) plan, percentage of employer match (in percent)		3.00%
401(k) plan, maximum percentage contribution by employer (in percent)		6.00%
Employer contribution	$ 1,000	$ 1,000	$ 500
SERP
Defined Benefit Plan Disclosure
SERP, accrued liability		1,300
SERP, accrued expense		$ 400	$ 300